NATURE OF OPERATIONS (Details) (Fiat Industrial)	Sep. 30, 2012	Dec. 31, 2011	Jan. 02, 2011
Fiat Industrial
Basis of Presentation
Ownership interest in CNH	88.00%	88.00%	89.00%